Common Stock, Stock Option Plans and Stock Compensation Agreements (Details Textual) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 30, 2012 StockBasedCompensationPlans	Jan. 01, 2012	Jan. 02, 2011
Restricted Share Units (Textual)
Number of stock-based compensation plan	4
Number of shares authorized for issuance under long-term incentive plan	200,000,000
Shares available for future grants under long-term incentive plan	201,800,000
Compensation cost charged for Long term incentive plan	$ 662	$ 621	$ 614
Total income tax benefit recognized	220	207	205
Stock options expiration date	10 years
Average fair value of option granted	$ 6.39	$ 7.47	$ 8.03
Total intrinsic value of options exercised	547	167	278
Total compensation cost not yet recognized for option	565	562	613
Weighted average period for total compensation cost not yet recognized	1 year 0 months 8 days	11 months 20 days	1 year 0 months 20 days
Stock options exercisable	138,126,000	141,275,000
Stock options average price	$ 59.94	$ 59.25
Stock options average life	4 years 2 months 12 days	4 years 8 months 12 days
Fair Value of restricted share units settled	$ 483.2	$ 458.9	$ 375.0
Restricted Stock Units (RSUs) [Member]
Restricted Share Units (Textual)
Stock option units vesting period	3 years
Average fair value of RSU's and PSU's granted	$ 58.93	$ 55.90	$ 56.69
Performance Shares [Member]
Restricted Share Units (Textual)
Stock option units vesting period	3 years
Average fair value of RSU's and PSU's granted	$ 55.01
Minimum [Member]
Restricted Share Units (Textual)
Stock option units vesting period	6 months
Maximum [Member]
Restricted Share Units (Textual)
Stock option units vesting period	4 years